Fixed assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Fixed Assets

		Real estate for own use		Other fixed assets for use
Fixed Assets for use	Fixed assets under construction	Land	Buildings	Improvements	Installations for use	Furniture and equipment for use	Data processing systems (1)	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10% to 20%	10% to 20%	20% to 50%	10% to 20%
Cost
Balance at 12/31/2018	556	1,084	3,111	2,487	1,988	1,209	9,328	1,253	21,016
Acquisitions	473	14	38	60	10	68	868	90	1,621
Disposal	—	(8)	(30)	(97)	(10)	(7)	(534)	(5)	(691)
Exchange variation	(1)	—	(6)	(16)	(6)	(12)	(34)	(1)	(76)
Transfers	(278)	—	107	130	27	—	14	—	—
Other (2)	(16)	9	(155)	(4)	(280)	2	(78)	(2)	(524)
Balance at 12/31/2019	734	1,099	3,065	2,560	1,729	1,260	9,564	1,335	21,346
Depreciation
Balance at 12/31/2018	—	—	(1,929)	(1,670)	(1,290)	(834)	(7,128)	(863)	(13,714)
Depreciation expenses	—	—	(79)	(191)	(136)	(87)	(1,043)	(126)	(1,662)
Disposal	—	—	21	94	8	6	483	4	616
Exchange variation	—	—	5	8	4	6	21	1	45
Other (2)	—	—	159	4	267	—	131	1	562
Balance at 12/31/2019	—	—	(1,823)	(1,755)	(1,147)	(909)	(7,536)	(983)	(14,153)
Impairment
Balance at 12/31/2018	—	—	—	—	—	—	—	—	—
Increase	—	—	—	—	—	—	(27)	—	(27)
Disposal	—	—	—	—	—	—	—	—	—
Balance at 12/31/2019	—	—	—	—	—	—	(27)	—	(27)
Book value
Balance at 12/31/2019	734	1,099	1,242	805	582	351	2,001	352	7,166

(1)
Includes finance lease contracts, mainly related to data processing equipment, which are accounted for as finance lease operations. Assets and the liabilities are recognized in the Financial Statements.

(2)	Includes the total amount of R$ 67 related to the hyperinflationary adjustment for Argentina.

		Real estate for use (2)		Other fixed assets for use (2)
Fixed Assets for use (1)	Fixed assets under construction	Land	Buildings	Improvements	Installations for use	Furniture and equipment for use	Data processing systems (3)	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10% to 20%	10% to 20%	20% to 50%	10% to 20%
Cost
Balance at 12/31/2017	367	1,044	3,107	2,204	1,955	1,152	8,679	1,148	19,656
Acquisitions	474	—	—	35	22	59	764	129	1,483
Disposal	—	(13)	(103)	(45)	(13)	(16)	(264)	(30)	(484)
Exchange variation	3	6	(2)	42	(8)	(5)	(12)	4	28
Transfers	(289)	—	66	122	39	—	62	—	—
Other (5)	1	47	43	129	(7)	19	99	2	333
Balance at 12/31/2018	556	1,084	3,111	2,487	1,988	1,209	9,328	1,253	21,016
Depreciation
Balance at 12/31/2017	—	—	(1,893)	(1,375)	(1,151)	(715)	(6,411)	(752)	(12,297)
Depreciation expenses	—	—	(80)	(183)	(155)	(97)	(909)	(121)	(1,545)
Disposal	—	—	24	32	5	11	236	29	337
Exchange variation	—	—	14	(24)	12	20	(5)	(3)	14
Other (5)	—	—	6	(120)	(1)	(53)	(39)	(16)	(223)
Balance at 12/31/2018	—	—	(1,929)	(1,670)	(1,290)	(834)	(7,128)	(863)	(13,714)
Book value
Balance at 12/31/2018 (4)	556	1,084	1,182	817	698	375	2,200	390	7,302

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 41 achievable by 2019 (Note 32b 3.2—Off balance sheet).
(2)	Includes the amount of R$ 3 related to pledged real property.
(3)
Includes financial lease contracts, mainly related to data processing equipment, which are accounted for as financial lease operations. Assets and the liabilities are recognized in the Financial Statements

(4)	During de period, there was no impairment of assets recorded in Fixed assets.
(5)	Includes the total amount of R$ 209 related to the hyperinflationary adjustment for Argentina.